Income Taxes (Details) - Schedule of net deferred tax - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets:
Deferred revenue	$ 149	$ 38,824
Start-up and organizational costs	125,004	135,208
Stock compensation expense	522,836	453,975
Depreciation	5,148
Accrued Payroll	42,214
Charitable contributions	3,777	2,608
Net operating loss carryforwards	3,863,935	1,864,672
Gross deferred tax assets	4,563,063	2,495,287
Valuation allowance recognized for deferred tax assets	(4,225,188)	(2,154,900)
Net deferred tax assets	337,875	340,387
Deferred tax liabilities:
Depreciation		(11,662)
Capitalized software	(337,875)	(328,725)
Gross deferred tax liabilities	(337,875)	(340,387)
Net deferred tax assets